SCHEDULE OF TANGIBLE AND INTANGIBLE ASSETS ACQUIRED AND LIABILITIES ASSUMED AT THEIR PRELIMINARY ESTIMATED FAIR VALUES (Details) - USD ($)	Jun. 30, 2023	May 19, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 6,650,621
Titan Trucking LLC [Member]
Business Acquisition [Line Items]
Cash		$ 69,104
Accounts receivable		369,338
Prepaid expenses and other current assets		17,893
Inventory		416,046
Fixed assets		1,134
Intangible assets		10,681,477
Goodwill		22,319,908
Assets acquired total		33,874,900
Accounts payable and accrued expenses		(1,009,993)
Customer deposits		(311,544)
Accrued payroll and related taxes		(21,077)
Derivative liability		(219,171)
Convertible notes payable – related parties		(1,466,382)
Notes payable – related parties		(3,579,160)
Liabilities acquired total		(6,712,678)
Net fair value of assets (liabilities)		27,162,222
Titan Trucking LLC [Member] | Related Party [Member]
Business Acquisition [Line Items]
Convertible notes payable – related parties		(102,851)
Notes payable – related parties		$ (2,500)